Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	IFRS 15 Accumulated losses	IFRS 15	IFRS 9 Other reserves	IFRS 9 Accumulated losses	Share capital	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of period at Dec. 31, 2016					€ 223,928	€ 649,135	€ (1,090)	€ (1,000)	€ (112,272)	€ 758,701
Net loss									(49,249)	(49,249)
Other comprehensive income							(316)	191		(125)
Total comprehensive income							(316)	191	(49,249)	(49,374)
Share-based compensation									6,968	6,968
Issue of new shares					23,331	340,593				363,924
Share issue costs					(15,859)					(15,859)
Exercise of warrants					1,618	3,048				4,666
Balance at end of period at Jun. 30, 2017					233,018	992,776	(1,406)	(809)	(154,553)	1,069,026
Change in accounting policy	€ (83,220)	€ (83,220)	€ 619	€ (619)
Restated total equity					233,414	993,025	(1,754)	(641)	(295,280)	928,764
Balance at beginning of period at Dec. 31, 2017					233,414	993,025	(1,754)	(1,260)	(211,441)	1,011,983
Net loss									(59,056)	(59,056)
Other comprehensive income							151			151
Total comprehensive income							151		(59,056)	(58,905)
Share-based compensation									10,540	10,540
Exercise of warrants					2,169	3,092				5,261
Balance at end of period at Jun. 30, 2018					€ 235,583	€ 996,117	€ (1,604)	€ (641)	€ (343,796)	€ 885,659